Summary of Share Option Activity, LVSC 2004 Equity Plan (Details) - LVSC 2004 Equity Plan [Member]		12 Months Ended
		Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of number and weighted average exercise prices of share options [Line Items]
Exercised (in shares) | shares		(61,875)	(34,475)	(3,300)
Exercised, weighted average exercise price (in usd per share) | $		$ 66.18	$ 51.09	$ 36.55
Share options [Member]
Disclosure of number and weighted average exercise prices of share options [Line Items]
Outstanding, beginning balance (in shares) | shares		198,000	357,000	547,000
Granted (in shares) | shares		23,000	34,000	0
Exercised (in shares) | shares		(62,000)	(34,000)	(3,000)
Transfer-out (in shares) | shares	[1]	0	(12,000)	(47,000)
Expired (in shares) | shares		(102,000)	(147,000)	(140,000)
Outstanding, ending balance (in shares) | shares		57,000	198,000	357,000
Exercisable at the end of the period (in shares) | shares		11,000	164,000	335,000
Outstanding, beginning balance, weighted average exercise price (in usd per share) | $		$ 72.83	$ 71.20	$ 70.33
Granted, weighted average exercise price (in usd per share) | $		77.44	63.13	0.00
Exercised, weighted average exercise price (in usd per share) | $		66.18	51.09	36.55
Transfer-out, weighted average exercise price (in usd per share) | $	[1]	0.00	22.90	59.51
Expired, weighted average exercise price (in usd per share) | $		80.08	75.93	72.51
Outstanding, ending balance, weighted average exercise price (in usd per share) | $		69.00	72.83	71.20
Exercisable at the end of the period, weighted average exercise price (in usd per share) | $		$ 63.13	$ 74.83	$ 71.63

[1]	(i)Transfer-in and transfer-out represent movement of options owned by grantees who transferred from other subsidiaries of LVS to the Group, or vice versa.